CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

NOTE 3 – CASH AND CASH EQUIVALENTS

The analysis of cash and cash equivalents at 31 December 2025 and 2024 are as follows:

	2025	2024

Banks
- TRY denominated time deposits	10,407,285	2,053,807
- USD denominated time deposits	777,199	548,320
- TRY denominated demand deposits	91,185	110,514
- USD denominated demand deposits	17,104	21,380
- Other foreign currency deposits	14,841	15,441
Money market funds	18	6,086,003

	11,307,632	8,835,465

The weighted average interest rates of time deposits denominated in TRY and USD at 31 December 2025 are 38.27% per annum and 0.76% per annum, respectively (2024: 48.36% per annum for TRY, 0.42% per annum for USD). As of 31 December 2025, average maturity of time deposits is 10 days (31 December 2024: 11 days).

As of 31 December 2025 and 2024, cash and cash equivalents do not include any restricted balances, as restricted cash is presented separately in the balance sheets.

At 31 December 2025, cash and cash equivalents included interest accrual amounting to TRY10,227 thousand (2024: TRY1,818 thousand); consequently, cash and cash equivalents as reported in the consolidated statement of cash flows amounted to TRY11,297,405 thousand (2024: TRY8,833,647 thousand).

Money market funds consist of mutual funds which include reverse repurchase agreements, government and private sector debt instruments which are readily convertible to cash.